Income Taxes (Details Textual) (USD $)	12 Months Ended		40 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Taxes (Textual)
Income tax provision
Net operating loss carry forwards	11,100,000	6,600,000	11,100,000
Operating loss carryforwards, expiration dates	Dec. 31, 2032
Valuation allowance, deferred tax asset, explanation of change	After consideration of all the evidence, both positive and negative, management has determined that a full valuation allowance is necessary to reduce the deferred tax asset to zero, the amount that will more likely not be realized.
Change in valuation allowance for current year	$ 1,299,000